COST OF SALES	12 Months Ended
Dec. 31, 2023
COST OF SALES [abstract]
COST OF SALES

21.   COST OF SALES

	Years ended December 31,
	2023	2022
Direct mining costs	$297,322	$272,329
Salaries and benefits	75,088	44,432
Workers' participation	1,422	4,285
Depletion and depreciation	216,250	171,447
Royalties and other taxes	46,036	33,304
Other	16,285	8,898
Cost of sales	$652,403	$534,695

For the year ended December 31, 2023, depletion and depreciation includes $13.9 million of depreciation related to right-of-use assets (December 31, 2022 - $9.0 million).